TRADE AND OTHER PAYABLES (Tables)	9 Months Ended
Sep. 30, 2020
Trade and other payables [abstract]
Trade and other paybles
	September 30, 2020		December 31, 2019
	$		$

Trade Payables		71,001		32,276
Accrued Liabilities		120,219		90,000

		191,220		122,276